Morgan, Lewis & Bockius LLP
Counselors at Law

1701 Market Street
Philadelphia, PA 19103-2921
215-963-5000
Fax: 215-963-5001

Justin W. Chairman
215-963-5061
e-mail: jchairman@morganlewis.com

November 23, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Liberty Property Trust Liberty Property Limited Partnership Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of Liberty Property Trust (the “Company”) and Liberty Property Limited Partnership (the “Operating Partnership” and, together with the “Registrants”), transmitted via EDGAR for filing pursuant to the Securities Act of 1933, as amended, is the Registration Statement on Form S-3 (the “Registration Statement”) of the Registrants relating to the registration of their securities, the aggregate initial offering price of which will not exceed $480,001,000. In payment of the applicable registration fee, $60,817 has been transferred to the Commission’s account via federal wire transfer as required by Item 13(c) of Regulation S-T.

With respect to the offering and sale of securities of the Operating Partnership being registered on the Registration Statement, the Registrants have authorized us to inform the staff that, to the extent applicable, in accordance with General Instruction I.C. of Form S-3, unless the offering and sale of such securities meets the applicable transaction requirement set forth in General Instruction I.B. of Form S-3, either (a) the transaction requirement set forth in General Instruction I.B.2 of Form S-3 will be met or (b) the transaction requirement set forth in General Instruction I.C.3 of Form S-3 will be met.

We will contact the staff in several days to ascertain whether the staff intends to review the Registration Statement. We have been authorized to inform you that management of the Registrants and this office will cooperate with the staff in any way possible to assist you in processing the Registration Statement.

Should you have any questions regarding this filing, please call the undersigned at (215) 963-5061.

Sincerely yours,

/s/ Justin W. Chairman
Justin W. Chairman

Enclosure

cc:	George J. Alburger, Jr. (with one copy) James J. Bowes, Esquire (with one copy)